Average Annual Total Returns - SSGA Growth and Income ETF Portfolio	Apr. 30, 2021
SSGAGrowthandIncomeCompositeIndex [Member]
Average Annual Return:
1 Year	11.43%
5 Years	9.53%
10 Years	8.00%
MSCI ACWI (All Country World Index) (reflects no deduction for mutual fund fees or expenses)
Average Annual Return:
1 Year	16.25%
5 Years	12.25%
10 Years	9.13%
Class A
Average Annual Return:
1 Year	10.14%
5 Years	8.80%
10 Years	7.50%
Class B
Average Annual Return:
1 Year	9.83%
5 Years	8.52%
10 Years	7.23%
Class E
Average Annual Return:
1 Year	10.01%
5 Years	8.63%
10 Years	7.35%